Patent Rights - Summary of Patent Rights (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,172,485	$ 774,225
Additions during the year	458,037	420,587
Amortization in the year	(28,777)	(22,327)
Ending balance	1,601,745	1,172,485
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,398,713	978,126
Additions during the year	458,037	420,587
Amortization in the year	0	0
Ending balance	1,856,750	1,398,713
Accumulated Amortization & Impairment Losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(226,228)	(203,901)
Additions during the year	0	0
Amortization in the year	(28,777)	(22,327)
Ending balance	$ (255,005)	$ (226,228)